Commitments and Contingencies (Details)				1 Months Ended				9 Months Ended	12 Months Ended
	May 12, 2021 USD ($) shares	Apr. 14, 2021	Jan. 14, 2021	Aug. 31, 2021 USD ($) shares	Aug. 19, 2021	Jul. 31, 2021 USD ($) shares	May 31, 2021 USD ($)	Sep. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2022 USD ($)	Mar. 09, 2021 shares	Oct. 31, 2019 shares	Aug. 31, 2019 shares
Commitments and Contingencies (Details) [Line Items]
Remaining payable								$ 220,700,000
Majestic dragon financial services, description								(i) 3.0% of the Hertford Agreement transaction, paid in common shares, which amount shall be paid concurrently with any payment made to Hertford for the placement of the assets to the Company from Hertford pursuant to the terms of the Hertford Agreement, and (ii) 100 Bitcoin per year for a period of two years, payable from the first coin mined in the corresponding year.
Common shares issued (in Shares) | shares								59,208,801	7,867,186	3,850,105		197,798	149,500	175,765
Fair value of stock							$ 795,000
Deferred costs								$ 75,000	$ 154,000	$ 300,000
Rent expenses									$ 200,000	$ 200,000
Gryphon Digital Mining, Inc. [Member]
Commitments and Contingencies (Details) [Line Items]
Common shares issued (in Shares) | shares								13,697,777	9,550,000
Consulting agreements ,description			the Company entered into a consulting agreement (“Consulting Agreement”) with Chang Advisory Inc. for Robby Chang (“Consultant”), to serve as the Company’s Chief Executive Officer and as a member of the Board of Directors. The Consulting agreement will continue until terminated by either the Consultant or The Company. The Consultant will be paid $175,000 (Canadian dollars) per year and shall increase to approximately $300,000 (Canadian dollars) upon the closing of either i) an equity financing totaling at least $5,000,000 (Canadian dollars); or (ii) a debt and equity financing totaling at least $10,000,000 (Canadian dollars) (either (i) or (ii) being a “Qualifying Financing”). If a Qualifying Financing occurs within 90 days from the Effective Date, then the invoicing exception for the first ninety days shall no longer apply and the Consultant shall be entitled to immediately invoice for all completed 30-day periods up to the date of the Qualifying Financing. Upon the closing of the private placement offering on March 16, 2021, the Company meet the criteria for a Qualified Offering; therefore, the consulting compensation increased to $300,000 annually.
Director fee	$ 200,000
Agreed to repurchase amount	$ 1,000,300,000
Agreed to repurchase shares (in Shares) | shares	300,000
Compensation services receive amount (in Shares) | shares						177,380
Common stock total value						$ 3,000,000
Increments percentage						25.00%
Net operating profit percentage					22.50%
Bitmain miner purchase agreement, description		the Company entered into an agreement to purchase bitcoin mining equipment (“Purchase Agreement”) with Bitmain Technologies Limited (“Bitmain”). The Purchase Agreement is for the purchase of 7,200 machines for approximately $44,109,000, which will be delivered 600 machines each month starting in August 2021 through July of 2022.
Contract value								$ 3,656,000
Paid deposits								28,038,000
BitFuFu Machine Purchase Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Down payment								$ 85,000,000
Majestic Dragon Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Common shares issued (in Shares) | shares				135,000
Fair value of stock				$ 456,000
Forecast [Member] | BitFuFu Machine Purchase Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Number of machines											60,000
Aggregate value											$ 305,700,000